Operating Costs (Details) - Schedule of Operating Costs ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Schedule of Operating Costs [Abstract]
Rental cost				¥ 539,487		¥ 642,354	¥ 813,773
Depreciation expenses				26,543		75,332	256,056
Personnel cost				144,926		224,125	77,392
Cost for value-added services and others				47		7,843	56,194
Operating costs, total	¥ 217,295	$ 31,642	¥ 405,661	¥ 711,003	$ 99,952	¥ 949,654	¥ 1,203,415